Putnam Investments
100 Federal Street
Boston, MA 02110
October 29, 2018

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

RE:	Putnam Funds Trust (Securities Act No. 333-515 and Investment Company File Act No. 811-07513) (the
“Trust”), on behalf of Putnam International Value Fund and Putnam Small Cap Growth Fund series (The
“Funds”) Post-Effective Amendment No. 297 to Registration Statement on Form N-1A

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Funds hereby certify that the forms of Prospectus and Statement of Additional Information that would have been filed on behalf of the Funds pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No. 297 to the Trust’s Registration Statement on Form N-1A (the “Amendment”) would not have differed from that contained in the Amendment, which is the most recent amendment to such Registration Statement and was filed electronically on October 26, 2018.

Comments or questions concerning this certificate may be directed to Caitlin E. Robinson at 1-800-225-2465, ext. 10044.

Very truly yours,

PUTNAM FUNDS TRUST
On behalf of
Putnam International Value Fund and
Putnam Small Cap Growth Fund

By:	/s/ Jonathan S. Horwitz
Jonathan S. Horwitz
Executive Vice President, Principal Executive
Officer and Compliance Liaison

cc:	James E. Thomas, Esq.
Ropes & Gray LLP